STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Employee Awards, Fair Value Assumptions - Employee Awards [Member]	9 Months Ended
Sep. 30, 2016 $ / shares
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Employee Awards, Fair Value Assumptions [Line Items]
Expected life (years)	3 years
Minimum [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Employee Awards, Fair Value Assumptions [Line Items]
Exercise price	$ 0.61
Stock price on date of grant	$ 0.63
Volatility	146.00%
Risk-free interest rate	0.71%
Maximum [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Employee Awards, Fair Value Assumptions [Line Items]
Exercise price	$ 1.01
Stock price on date of grant	$ 1.01
Volatility	153.00%
Risk-free interest rate	0.90%